Fair Value - Summary of Carrying Amounts of Financial Assets and Financial Liabilities that are Classified as at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	€ 10,910	€ 7,355
Designated	234,591	202,165
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	11,175	6,935
Designated	60,417	50,383
Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	225,788	193,741
Investment contracts for account of policyholders [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	59,956	49,847
Derivatives with negative values not designated as hedges [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	10,634	7,181
Derivatives with negative values not designated as hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	11,175	6,935
Borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	461	536
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	277	174
Designated	€ 8,803	€ 8,424